Concentrations of Risk - Schedule of Customer Concentration (Details) - MYR (RM)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SM Prominent Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 10,558,412	RM 6,486,237
Percentage of revenues	2206.00%	3300.00%
Trade receivables	RM 2,827,798	RM 1,246,548
KLC Ventures Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 6,976,853	RM 2,412,767
Percentage of revenues	1458.00%	1228.00%
Trade receivables	RM 880,025	RM 467,595
Dencity Group Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues		RM 1,687,367
Percentage of revenues		858.00%
Trade receivables		RM 500,000
Rams Solutions Sdn bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 9,426,101
Percentage of revenues	1969.00%
Trade receivables
Customer Concentration [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 26,961,366	RM 10,586,371
Percentage of revenues	5633.00%	5386.00%
Trade receivables	RM 3,707,823	RM 2,214,143